UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2008

Check here if Amendment:___; Amendment Number:    __
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Regis Management Company, LLC
Address:  300 Hamilton Avenue, Suite 400
          Palo Alto, CA  94301

Form 13F File Number:    28-11606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert F.X. Burlinson
Title:    Chief Investment Officer
Phone:    (650) 838-1030

Signature, Place and Date of Signing:
     Robert F.X. Burlinson         Palo Alto, CA       April 30, 2008
          [Signature]              [City, State]            [Date]

Report Type (Check only one.):

XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      91

Form 13F Information Table Value Total:      234,344 (x1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
NAME OF ISSUER            TITLE      CUSIP     VALUE      SHARES      INV.   OTHE  VOTING
                           OF                  X1000                 DISC.   R     AUTH
                          CLASS                                              MGR   SOLE

Acergy S.A. ADR          Common   US00443E1047      72.89       3.41   Sole              3.41
Altria Group Inc         Common   US02209S1033      49.84       2.25   Sole              2.25
American International   Common   US0268741073      54.75       1.27   Sole              1.27
Group Inc
Apache Corporation       Common   US0374111054     143.53       1.19   Sole              1.19
Baker Hughes             Common   US0572241075      57.54       0.84   Sole              0.84
Bayou Bend Petroleum LTD Common   CA0730141029      31.38      57.58   Sole             57.58
Bearingpoint Inc         Common   US0740021060   6,520.08   3,881.00   Sole          3,881.00
Berkshire Hathaway -     Common      846701086   3,068.20       0.02   Sole              0.02
Class A
Berkshire Hathaway -     Common   US0846702076     335.47       0.08   Sole              0.08
Class B
BP PLC                   Common   US0556221044      68.35       1.13   Sole              1.13
Buckeye Partners         Common   US1182301010   3,125.86      67.81   Sole             67.81
Cal Dive International   Common   US12802T1016  13,555.42   1,305.92   Sole          1,305.92
Inc
Cameco Corp              Common   CA13321L1085   9,045.32     274.60   Sole            274.60
Canadian Superior Energy Common      136644101   2,239.63     724.80   Sole            724.80
Canadian Superior Energy Common      136990066   1,545.00     500.00   Sole            500.00
Candela Corporation      Common     1369071022   1,326.77     390.23   Sole            390.23
Chesapeake Energy        Common   US1651671075     139.60       3.03   Sole              3.03
Corporation
Chevron Corporation      Common   US1667641005      74.52       0.87   Sole              0.87
Children's Place Retail  Common   US1689051076   9,095.28     370.33   Sole            370.33
Stores
ConocoPhillips           Common   US20825C1045      73.85       0.97   Sole              0.97
CrossTex Energy          Common   US22765U1025   3,649.75     118.73   Sole            118.73
Denison Mines            Common   CA2483561072      66.28      10.54   Sole             10.54
Eastern Platinum LTD     Common   CA2768551083  12,860.74   3,931.75   Sole          3,931.75
El Paso Pipeline         Common   US2837021086     887.14      39.15   Sole             39.15
Partners
Enbridge Energy          Common   US29250R1068   2,895.80      60.90   Sole             60.90
Partners, L.P.
Energy Transfer          Common      9273R1095   9,189.81     201.22   Sole            201.22
Partners, LP
Enterprise Products      Common      937921078   7,481.08     251.89   Sole            251.89
Partners, LP
ExxonMobil               Common   US30231G1022      74.85       0.89   Sole              0.89
Gabriel Resources        Common   CA3619701061   3,514.36   2,060.00   Sole          2,060.00
Gazprom OAO              Common   US3682872078     101.25       2.01   Sole              2.01
Global Alumina Products  Common   CA37944L1040     847.50     500.00   Sole            500.00
GMX Resources            Common   US38011M1080      58.30       1.67   Sole              1.67
Goldcorp                 Common   CA3809564097   1,006.92      25.99   Sole             25.99
Helix Energy Solutions   Common   US42330P1075      53.24       1.69   Sole              1.69
High River Gold Mines    Common      2979J1075  16,303.40   6,140.64   Sole          6,140.64
Ltd.
Hugoton Royalty Trust    Common   US4447171020      79.43       2.88   Sole              2.88
iShares Dow Jones U.S.   Common   US4642888444     306.23       4.98   Sole              4.98
Oil EQ & Services Index
Fund
iShares S&P North        Common      464287374   1,850.15      14.49   Sole             14.49
American Natural
Resources Sector Index
Fund
iShares Lehman 20+ Year  Common   US4642874329     169.73       1.77   Sole              1.77
Treas Bond Fund
iShares Russell 1000     Common    US464287614     111.38       2.05   Sole              2.05
Growth Index Fund
iShares Trust FTSE       Common      464287184   4,280.83      31.68   Sole             31.68
Xinhau HK China 25 Index
Fund
iShares MSCI Japan Index Common   US4642868487     798.48      64.55   Sole             64.55
Fund
iShares MSCI Brazil      Common   US4642864007      67.02       0.87   Sole              0.87
Index
iShares MSCI EAFE Index  Common   US4642874659   1,335.33      18.57   Sole             18.57
iShares MSCI South Korea Common   US4642867729      81.56       1.46   Sole              1.46
Index
iShares MSCI Taiwan      Common   US4642867315      75.30       4.75   Sole              4.75
Index
iShares Treasury         Common   US4642871762     248.37       2.26   Sole              2.26
Inflation Protected
Securities
Jura Energy Corp         Common   CA4820721054      31.60      81.45   Sole             81.45
Kenedix Inc              Common   JP3281630008   4,226.94       3.83   Sole              3.83
K K Davinci Advisors     Common   JP3505850002   5,372.57       7.01   Sole              7.01
Kinder Morgan Energy     Common   US4945501066   3,266.36      59.73   Sole             59.73
Partners, LP
Loews Corporation        Common   US5404241086     107.79       2.68   Sole              2.68
Magellan Midstream       Common   US55907R1086   1,970.60      86.02   Sole             86.02
Holdings, LP
Magellan Midstream       Common   US5590801065     192.66       4.76   Sole              4.76
Partners, LP
Market Vectors Russia    Common   US57060U5065      44.67       0.96   Sole              0.96
ETF
Merck & Co               Common   US5893311077   2,121.14      55.89   Sole             55.89
Noble Corporation        Common   KYG654221004      66.56       1.34   Sole              1.34
NuStar Energy LP         Common   US67058H1023   3,068.58      63.35   Sole             63.35
Occidental Petroleum     Common      674599105   9,178.44     125.44   Sole            125.44
Corporation
Pacific Management       Common   JP3781370006   4,067.84       6.49   Sole              6.49
Corporation
Paladin Resources NL     Common      00000PDN8   1,634.24     370.58   Sole            370.58
Parallel Petroleum Corp  Common   US6991571034     109.89       5.62   Sole              5.62
Petroleo Brasileiro ADR  Common   US71654V4086      51.06       0.50   Sole              0.50
Phillip Morris           Common   US7181721090     113.55       2.25   Sole              2.25
International
Plains All American      Common      265031051   6,796.24     142.96   Sole            142.96
Pipeline, LP
Pride International      Common   US74153Q1022      71.30       2.04   Sole              2.04
Regency Energy Partners  Common   US75885Y1073   1,669.38      62.43   Sole             62.43
Rosneft Oil Co           Common   US67812M2070     108.55      11.99   Sole             11.99
Royal Dutch Shell        Common   US7802592060      65.22       0.97   Sole              0.97
SPDR S&P Oil & Gas       Common   US78464A7303     134.64       2.51   Sole              2.51
Exploration & Prod
Sandridge Energy Inc     Common   US80007P3073     152.80       3.90   Sole              3.90
SBI Holdings Inc         Common   JP3436120004  15,972.20      66.30   Sole             66.30
Energy Select Sector     Common   US81369Y5069      93.69       1.27   Sole              1.27
SPDR
Utilities Select Sector  Common                    211.40       5.57   Sole              5.57
SPDR                              US81369Y8865
Sandisk                  Common      80004C9AZ  22,671.57   1,004.50   Sole          1,004.50
Serica Energy PLC        Common   GB00B0CY5V57      20.67      12.80   Sole             12.80
Somaxon Pharmaceuticals  Common   US8344531020      81.37      17.13   Sole             17.13
Inc
Targa Resources          Common   US87611X1054     581.25      25.00   Sole             25.00
Partners, LP
Templeton Dragon Fund    Common      88018T101     823.97      33.70   Sole             33.70
Teppco Partners, LP      Common   US8723841024   2,998.56      86.94   Sole             86.94
Total                    Common   US89151E1091      69.57       0.94   Sole              0.94
Triangle Petroleum Corp  Common   US89600B1026      21.26      22.86   Sole             22.86
Trident Microsystems Inc Common   US8959191086   3,862.50     750.00   Sole            750.00
UR-Energy                Common   CA91688R1082   4,508.92   2,454.50   Sole          2,454.50
Valero Energy            Common   US91913Y1001      75.73       1.54   Sole              1.54
Corporation
Vanguard Emerging        Common   US9219464065     282.18       3.00   Sole              3.00
Markets VIPERS
Vanguard Whiteahll FDS   Common   US9220428588     106.27       2.25   Sole              2.25
High Dividend Yield
Voyager Learning Co      Common   US92908U1034   3,417.34     525.75   Sole            525.75
WisdomTree Japan Small   Common   US97717W8367      89.22       2.01   Sole              2.01
Cap Dividend Fund
XTO Energy               Common   US98385X1063     215.83       3.49   Sole              3.49
Yamana Gold Inc          Common   CA98462Y1007  14,600.56     998.67   Sole            998.67



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